Principal subsidiaries (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Assets	£ 877,700	£ 1,129,343	[1]
Liabilities	829,989	1,063,609	[1]
Balances with banks and other regulatory authorities	4,716	3,360
Barclays Bank Group [member]
Disclosure of subsidiaries [line items]
Assets	877,700	1,129,343	[2]
Liabilities	829,989	1,063,609	[2]
Balances with banks and other regulatory authorities	4,717	3,360
Barclays Bank Group [member] | Cost [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	15,452	15,525
Barclays Bank Group [member] | Impairment allowance [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	494	911
Consolidated structured entities [member] | Investment funds [member] | Barclays Bank Group [member]
Disclosure of subsidiaries [line items]
Assets		0
Principal Subsidiary companies [member] | Barclays Bank Group [member]
Disclosure of subsidiaries [line items]
Assets	246	276
Liabilities	£ 238	£ 268

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.